Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cannae and THLM [Member]
Management fees description				Amount equal to the greater of (a) $0.9, or (b) 0.5 percent of Adjusted EBITDA.		Amount equal to the greater of (a) $0.9, or (b) 0.5 percent of Adjusted EBITDA.
Management fee under condition one				$ 0.9		$ 0.9
Management fee percentage of EBITDA under condition two				0.50%		0.50%
Number of years for which present value of the management fee to be paid in case of agreement termination	7 years
Management agreeement termination fee	$ 11.3
Management fee				$ 12.0	$ 1.4	$ 1.9	$ 5.0	$ 1.9
Senior notes owned						30.8	30.3	23.1
Interest payments received						3.2	3.2	3.2
Cannae and THLM [Member] | Convertible Preferred Stock [Member] | Transaction Advisory Fee [Member]
Transaction advisory fees							3.0
CompuCom Systems, Inc. [Member]
Payment to service provider				1.3	2.3	3.1	5.0	2.8
The Stronach Group [Member] | Dayforce [Member]
Revenue from related parties				0.2			0.2
FNF [Member]
Senior notes owned						24.0
Interest payments received				1.3	2.4
FNF [Member] | Dayforce [Member]
Revenue from related parties		$ 0.3	$ 0.4			$ 0.4	$ 0.3	$ 0.5
Fleet Cor Technologies Or Wholly Owned Affiliates [Member] | Dayforce HCM Services, Reseller/Referral Arrangement [Member]
Revenue from related parties				$ 0.2	0.4
Fleet Cor Technologies Inc [Member]
Rebates on corporate charge card purchases					$ 0.2